Condensed Financial Information of the Parent Company	6 Months Ended
Dec. 31, 2025
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

22. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The condensed financial statements of EPWK Holdings Ltd. (“EPWK Cayman”, the “parent company”) have been prepared in accordance with accounting principles generally accepted in the United States of America. Under the PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer certain of their net assets to the parent company in the form of dividend payments, loans, or advances.

The following represents condensed financial information of the parent company only:

Condensed Balance Sheets

	As of
	December 31, 2025	June 30, 2025
Assets
Cash and cash equivalents	$59,675	$-
Advance to suppliers	-	7,362,203
Receivables from subsidiaries	12,350,214	-
Prepaid expenses and other receivables, net	135,727	612,500
Total current assets	12,545,616	7,974,703
Deficits in subsidiaries and VIEs	(8,836,057)	(8,078,359)
Total non-current asset	(8,836,057)	(8,078,359)
Total assets	3,709,655	(103,656)

Liability
Payable to a subsidiary	-	200
Other payables	6,485,850	-
Total current liability	6,485,850	200
Total liability	6,485,850	200

Total Shareholders’ deficit	$(2,776,291)	$(103,856)
Total liabilities and shareholders’ deficit	$3,709,655	$(103,656)

Condensed Statements of Operations and Comprehensive Loss

	For the six-months ended
	December 31,
	2025	2024
Revenues	$-	$-
Income/(loss) for equity method investment in subsidiaries and VIEs	-	-
Selling expenses	(7,606,018)	-
General & Administrative Expenses	(1,258,732)	-
Other income, net	13	-
Share of loss of subsidiaries, consolidated VIE and VIE’s subsidiaries	(634,611)	(484,013)
Net loss	$(9,499,348)	$(484,013)
Other comprehensive (loss)/ income	$(123,087)	$39,797
Total Comprehensive loss	$(9,622,435)	$(444,216)